Financial Instruments And Risk Management - Non Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Non Derivative Financial Instruments
Partnership liability	$ 477	$ 483
East Tank Farm Development | Fort McKay First Nation and the Mikisew Cree First Nation Partnership
Non Derivative Financial Instruments
Percentage of ownership interest acquired	49
Fixed Term Notes
Non Derivative Financial Instruments
Borrowings excluding short term debt	$ 12,900	12,168
Fair value of fixed term debt	$ 14,200	$ 14,700